Insurance - Summary of Analysis of Insurance Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Insurance [Abstract]
Revenue from insurance activities	$ 21	$ 15	[1]	$ 9
Insurance expenses (inclusive of overhead costs)	(23)	(11)
Insurance result	$ (2)	$ 4

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).